Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Summary of Current and Deferred Tax Expense
The following table illustrates the current and deferred taxes for the periods indicated:

	Years ended December 31,
(in millions €)	2023	2022	2021
Current income taxes	243.1	3,629.6	4,535.0
Deferred taxes	12.7	(109.9)	218.9
Income taxes	255.8	3,519.7	4,753.9

Summary of Reconciliation of Expected Income Tax Benefit to Actual Income Tax Benefit
The following table reconciles the expected income taxes to the income tax expenses. The expected income taxes were calculated using the combined income tax rate of BioNTech SE applicable to the Group and mentioned above which was applied to profit before taxes to calculate the expected income taxes.

	Years ended December 31,
(in millions €)	2023	2022	2021
Profit before tax	1,186.1	12,954.1	15,046.4

Expected tax credit	321.8	3,529.7	4,622.5

Effects
Deviation due to local tax basis	6.6	8.9	9.1
Deviation due to deviating income tax rate (Germany and foreign countries)	(0.1)	7.3	9.4
Change in valuation allowance	(14.3)	30.6	3.0
Effects from tax losses and tax credits	(66.5)	23.2	19.5
Change in deferred taxes due to tax rate change	(2.4)	(2.3)	(7.5)
Non-deductible expenses	3.1	2.5	90.5
Non tax-effective income	(0.6)	(87.9)	(0.3)
Non tax-effective share-based payment expenses	7.7	8.7	15.5
Tax-effective equity transaction costs	—	—	(1.2)
Adjustment prior year taxes	5.5	(31.5)	(2.9)
Non-tax effective bargain purchase	—	—	(0.7)
Other effects	(5.0)	30.5	(3.0)
Income taxes	255.8	3,519.7	4,753.9
Effective tax rate	21.6%	27.2%	31.6%

Summary of Deferred Taxes
Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2023
(in millions €)	January 1, 2023	Recognized in P&L	Recognized in OCI	Recognized directly in equity	December 31, 2023
Fixed assets	15.8	20.2	—	(44.4)	(8.4)
Right-of-use assets	(55.8)	(0.8)	—	—	(56.6)
Inventories	148.9	(35.3)	—	—	113.6
Trade and other receivables	(162.7)	72.7	—	—	(90.0)
Lease liabilities	55.2	2.0	—	—	57.2
Contract liabilities	(10.0)	(33.0)	—	—	(43.0)
Loans and borrowings	7.6	(2.8)	—	—	4.8
Net employee defined benefit liabilities	0.7	(0.1)	—	—	0.6
Share-based payments	188.4	12.0	—	(58.3)	142.1
Other provisions	11.0	(1.2)	—	—	9.8
Other (incl. deferred expenses)	61.5	(106.4)	—	—	(44.9)
Tax losses / tax credits	99.5	(5.1)	—	—	94.4
Deferred tax assets net (before valuation adjustment)	360.1	(77.8)	—	(102.7)	179.6
Valuation adjustment	(136.7)	65.1	—	(66.4)	(138.0)
Deferred tax assets / (liabilities), net (after valuation adjustment)	223.4	(12.7)	—	(169.1)	41.6
Thereof deferred tax assets	229.6	20.8	—	(169.1)	81.3
Thereof deferred tax liability	(6.2)	(33.5)	—	—	(39.7)

Year ended December 31, 2022
(in millions €)	January 1, 2022	Recognized in P&L	Recognized in OCI	Recognized directly in equity	December 31, 2022
Fixed assets	(6.5)	22.3	—	—	15.8
Right-of-use assets	(47.5)	(8.3)	—	—	(55.8)
Inventories	1.8	147.1	—	—	148.9
Trade and other receivables	(95.6)	(67.1)	—	—	(162.7)
Lease liabilities	48.7	6.5	—	—	55.2
Loans and borrowings	23.1	(15.5)	—	—	7.6
Contract liabilities	10.6	(20.6)	—	—	(10.0)
Net employee defined benefit liabilities	0.9	(0.5)	0.3	—	0.7
Other provisions	6.3	4.7	—	—	11.0
Share-based payments	—	8.5	—	179.9	188.4
Other (incl. deferred expenses)	1.6	59.9	—	—	61.5
Tax losses / tax credits	70.9	28.6	—	—	99.5
Deferred tax assets net (before valuation adjustment)	14.3	165.6	0.3	179.9	360.1
Valuation adjustment	(81.0)	(55.7)	—	—	(136.7)
Deferred tax assets / (liabilities), net (after valuation adjustment)	(66.7)	109.9	0.3	179.9	223.4

Summary of Accumulated Tax Losses	Up until the year ended December 31, 2022, our accumulated tax losses also comprised those of the German tax group. Our accumulated tax losses for the periods indicated amounted to the following:

	Years ended December 31,
(in millions €)	2023	2022	2021
Corporate tax	260.7	352.3	272.0
Trade tax	140.1	204.1	170.6

	Years ended December 31,
(in millions €)	2023	2022	2021
Federal tax credits	21.3	4.0	0.8
State tax credits	8.7	1.6	0.3